Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Income Tax Assets And Liabilities [Line Items]
Unrecognized tax benefits, beginning of period	$ 475	$ 337	$ 110
Gross increases - tax position in prior period	20
Gross decrease - tax position in prior period	(475)
Gross increases - current period tax positions		138	227
Lapse of statute of limitations
Unrecognized tax benefits, end of period	$ 20	$ 475	$ 337